EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of summary of equity activity
	Ordinary shares	Class A Ordinary shares	Class B Ordinary shares	Class C Ordinary shares	Class D Ordinary shares	Class E Ordinary shares	Class F1 Ordinary shares	Class F2 Ordinary shares	Ordinary shares (with liquidation preference)
	Number of shares – issued and outstanding
Balance, as of December 1, 2012		40,190,595	11,913,135	4,818,795	43,469,535	14,047,435	—	—	77,434,845
Exercise of options		—	—	—	—	—	—	—	111,540
Balance, as of December 31, 2012		40,190,595	11,913,135	4,818,795	43,469,535	14,047,435	—	—	77,546,385
Exercise of options		—	—	—	—	—	—	—	6,229,270
Issuance of F1 shares		—	—	—	—	—	4,297,995	—	—
Investment transaction (see note 8(g))		(8,119,760)	(5,209,615)	(1,428,305)	(11,304,580)	(2,297,735)	10,028,655	41,547,280	(23,215,940)
Balance, as of December 31, 2013		32,070,835	6,703,520	3,390,490	32,164,955	11,749,700	14,326,650	41,547,280	60,559,715
Exercise of options – prior to IPO	—	—	—	—	—	—	—	—	1,463,051
Conversion upon IPO closing	203,976,196	(32,070,835)	(6,703,520)	(3,390,490)	(32,164,955)	(11,749,700)	(14,326,650	(41,547,280	(62,022,766)
IPO	8,325,000	—	—	—	—	—	—	—	—
Exercise of options – commencing IPO	2,252,865	—	—	—	—	—	—	—	—
Balance, as of December 31, 2014	214,554,061	—	—	—	—	—	—	—	—

Schedule of summarizes information regarding outstanding and exercisable options
The following table summarizes information regarding outstanding and exercisable options under the Company’s plans as of December 31, 2014:
Exercise price	Outstanding		Exercisable
(US $)	Number	Weighted average remaining contractual life (in years)	Number	Weighted average remaining contractual life (in years)
0.096 – 0.376	2,064,619	2.20	1,959,619	2.05
0.554 – 0.776	558,620	2.00	558,620	2.00
1.13 – 2.991	2,270,460	1.96	2,270,460	1.96
3.7	7,480,320	4.60	6,305,750	4.68
6.98 – 7.1	13,783,600	6.07	4,087,525	6.03
25 – 36.83	625,100	6.58	—	—
	26,782,719	4.94	15,181,974	4.20

Schedule of summarizes options granted to employees, directors and service providers
The following table summarizes the option activity for the year ended December 31, 2014 for options granted to employees, directors and service providers:
	Number	Weighted average exercise price	Aggregated intrinsic value(1)
		$	U.S. dollars in thousands
Options outstanding at beginning of year	17,494,470	2.97
Changes during the year:
Granted(2)	13,455,700	7.82
Exercised	(3,715,916)	2.73
Forfeited	(451,535)	3.43
Options outstanding at end of year	26,782,719	5.44	940,693
Options exercisable at year-end	15,181,974	3.79	558,181

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of  $40.56 of the Company’s ordinary share on December 31, 2014. This represents the potential pre-tax amount receivable by the option holders had all option holders exercised their options as of such date.

(2)
On January 13, 2014 the Company granted the Company’s founders, who are also shareholders, 11,500,000 options, exercisable into the same amount of the Company’s Ordinary shares, at an exercise price of  $6.98 per share; 3,850,000 options were vested immediately and the remainder vest over two years.

On September 7, 2014 the Company granted four of its directors 200,000 options, exercisable into the same amount of the Company’s ordinary shares, at an exercise price of  $25.0 per share, which are subject to graded vesting. Those options were granted in the money.
Subsequent to December 31, 2014, the Company granted to its employee additional 50,650 options exercisable into the same amount of the Company’s Ordinary shares, at an average exercise price of $36.53 per share, and 230,505 RSUs.

Schedule of fair value of options granted
	Year ended December 31,
	2014	2013	2012
Risk-free interest rate	0.7% – 2.17%	0.19% – 2.74%	0.88% – 1.33%
Expected option term	3.82 – 7.27 years	1 – 12.35 years	6.26 – 7.06 years
Expected price volatility	36% – 55%	42% – 53%	52% – 53%
Dividend yield	0%	0%	0%
Weighted average fair value at the date of grant	$7.28	$2.22	$2.05

Schedule of share-based compensation expenses
	Year ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
Cost of revenues	27	16	32
Research and development, net	6,130	2,320	1,124
Sales and marketing	5,201	5,861	565
General and administrative	65,495	4,934	134
Total stock-based compensation	76,853	13,131	1,855